Stock Incentive and Employee Benefit Plans - Schedule of Stock Options Valuation Assumption Used (Details) - $ / shares		9 Months Ended	12 Months Ended
	Nov. 10, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2020	Dec. 31, 2021
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Expected stock -price volatility	10.00%	107.00%	35.00%
Term of options	5 years	4 years 1 month 9 days	4 years 10 months 9 days
Fair value per share of common stock on date of grant	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Exercise price	$ 11.5	$ 11.5	$ 11.5
Black-Scholes Option Pricing Method [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted -average grant date fair value				$ 1.23
Expected dividend yield		0.00%		0.00%
Expected stock -price volatility		40.00%
Risk-free interest rate, minimum				0.53%
Term of options		6 years 3 months		5 years 7 months 6 days
Fair value per share of common stock on date of grant				$ 1.72
Exercise price				$ 1.72
Expected stock-price volatility, maximum				90.00%
Black-Scholes Option Pricing Method [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate, minimum		3.59%
Fair value per share of common stock on date of grant		$ 7.27
Exercise price		$ 7.27
Black-Scholes Option Pricing Method [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate, maximum		3.91%
Fair value per share of common stock on date of grant		$ 8.08
Exercise price		$ 8.08